Federated Prudent Bear Fund

Class A Shares
Class C Shares

A Portfolio of Federated Equity Funds

Supplement to Prospectus dated September 15, 2008

Please replace the current fee table with the following:

What are the Fund’s Fees and Expenses?

FEDERATED PRUDENT BEAR FUND

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class A Shares or Class C Shares of the Fund.

Shareholder Fees	Class A	Class C
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (Before Anticipated Waiver and Reductions)1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	1.25%	1.25%
Distribution (12b-1) Fee	0.05%2	0.75%
Other Expenses
Dividends on Short Positions3	1.08%	1.08%
Other Operating Expenses4	0.48%	0.48%
Acquired Fund Fees and Expenses5	0.02%	0.02%
Total Direct and Acquired Annual Fund Operating Expenses6	2.88%	3.58%
1           The percentages shown are based on anticipated expenses for the entire fiscal period ending September 30, 2009.  However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.  Although not contractually obligated to do so, the administrator expects to waive and the distributor and shareholder services provider expect not to charge certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal period ending September 30, 2009.

Total Anticipated Waiver and Reductions of Fund Expenses	0.05%	0.03%
Total Anticipated Direct and Acquired Annual Fund Operating Expenses (after anticipated waiver and reductions)	2.83%	3.55%
2 The Fund has no present intention of paying or accruing the distribution (12b-1) fee for the Class A shares during the fiscal period ending September 30, 2009.
3           When the Fund borrows a security to make a short sale, the Fund has to pay the lender of the security the value of any dividends earned on the borrowed security (“dividends on short positions”).  The dividends on short positions are investment expenses of the Fund.

4   Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see “Payments to Financial Intermediaries” herein. The administrator expects to waive a portion of its fee.  The administrator can terminate this anticipated voluntary waiver at any time.  In addition, the shareholder services provider expects not to charge, and therefore the Fund’s Class C Shares would not accrue, a portion of its fee.  This anticipated reduction can be terminated at any time.  Total Other Operating Expenses of the Fund’s Class A Shares and Class C Shares (after the anticipated voluntary waiver and reduction) are expected to be 0.48% and 0.45%, respectively for the fiscal period ending September 30, 2009.

5  The Fund’s shareholders indirectly bear the expenses of the acquired funds in which the Fund invests.  The Fund’s indirect expense from investing in the acquired funds is based upon the average allocation of the Fund’s investments in the underlying funds and upon the anticipated total operating expenses of the acquired funds from their most recent shareholder reports (including any current waivers and expense limitations).  Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets invested into the acquired funds and with other events that directly affect the expenses of the acquired funds.

6  The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses (excluding Dividends on Short Positions and Acquired Fund Fees and Expenses) so that the total operating expenses paid by the Fund’s Class A Shares and Class C Shares (after the voluntary waivers and reimbursements)  will not exceed 1.76% and 2.51%, respectively, for the fiscal period ending September 30, 2009.  Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through November 30, 2009.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class C Shares operating expenses are before anticipated waiver and reductions as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A Shares:
Expenses assuming redemption	$825	$1,393
Expenses assuming no redemption	$825	$1,393
Class C Shares:
Expenses assuming redemption	$461	$1,097
Expenses assuming no redemption	$361	$1,097

Under the section entitled “Appendix A: Hypothetical Investment and Expense Information”, please replace the current charts with the following:

FEDERATED PRUDENT BEAR FUND - CLASS A SHARES

ANNUAL EXPENSE RATIO: 2.88%

MAXIMUM FRONT-END SALES CHARGE: 5.50%
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$472.50	$9,922.50	$825.04	$9,650.34
2	$9,650.34	$482.52	$10,132.86	$280.88	$9,854.93
3	$9,854.93	$492.75	$10,347.68	$286.83	$10,063.85
4	$10,063.85	$503.19	$10,567.04	$292.91	$10,277.20
5	$10,277.20	$513.86	$10,791.06	$299.12	$10,495.08
6	$10,495.08	$524.75	$11,019.83	$305.46	$10,717.58
7	$10,717.58	$535.88	$11,253.46	$311.94	$10,944.79
8	$10,944.79	$547.24	$11,492.03	$318.55	$11,176.82
9	$11,176.82	$558.84	$11,735.66	$325.30	$11,413.77
10	$11,413.77	$570.69	$11,984.46	$332.20	$11,655.74
Cumulative		$5,202.22		$3,578.23

FEDERATED PRUDENT BEAR FUND - CLASS C SHARES

ANNUAL EXPENSE RATIO: 3.58%

MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$360.54	$10,142.00
2	$10,142.00	$507.10	$10,649.10	$365.66	$10,286.02
3	$10,286.02	$514.30	$10,800.32	$370.85	$10,432.08
4	$10,432.08	$521.60	$10,953.68	$376.12	$10,580.22
5	$10,580.22	$529.01	$11,109.23	$381.46	$10,730.46
6	$10,730.46	$536.52	$11,266.98	$386.88	$10,882.83
7	$10,882.83	$544.14	$11,426.97	$392.37	$11,037.37
8	$11,037.37	$551.87	$11,589.24	$397.94	$11,194.10
9	$11,194.10	$559.71	$11,753.81	$403.59	$11,353.06
10	$11,353.06	$567.65	$11,920.71	$409.33	$11,514.27
Cumulative		$5,331.90		$3,844.74

September 10, 2009

Cusip 314172354
Cusip 314172347

41017 (8/09)

Federated Prudent Bear Fund

Institutional Shares

A Portfolio of Federated Equity Funds

Supplement to Prospectus dated September 15, 2008

Please replace the current fee table with the following:

What are the Fund’s Fees and Expenses?

FEDERATED PRUDENT BEAR FUND

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Anticipated Waiver) 1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	1.25%
Distribution (12b-1) Fee	None
Other Expenses
Dividends on Short Positions2	1.08%
Other Operating Expenses3	0.23%
Acquired Fund Fees and Expenses4	0.02%
Total Direct and Acquired Annual Fund Operating Expenses5	2.58%
1           The percentages shown are based on anticipated expenses for the entire fiscal period ending September 30, 2009.  However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.  Although not contractually obligated to do so, the administrator expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal period ending September 30, 2009.

Total Anticipated Waiver of Fund Expenses	0.01%
Total Anticipated Direct and Acquired Annual Fund Operating Expenses (after anticipated waiver)	2.57%
2           When the Fund borrows a security to make a short sale, the Fund has to pay the lender of the security the value of any dividends earned on the borrowed security (“dividends on short positions”).  The dividends on short positions are investment expenses of the Fund.

3  Includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see “Payments to Financial Intermediaries” herein. The administrator expects to waive a portion of its fee.  The administrator can terminate this anticipated voluntary waiver at any time.  Total Other Operating Expenses of the Fund’s Institutional Shares (after the anticipated voluntary waiver) are expected to be 0.22% for the fiscal period ending September 30, 2009.

4  The Fund’s shareholders indirectly bear the expenses of the acquired funds in which the Fund invests.  The Fund’s indirect expense from investing in the acquired funds is based upon the average allocation of the Fund’s investments in the underlying funds and upon the anticipated total operating expenses of the acquired funds from their most recent shareholder reports (including any current waivers and expense limitations).  Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets invested into the acquired funds and with other events that directly affect the expenses of the acquired funds.

5  The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses (excluding Dividends on Short Positions and Acquired Fund Fees and Expenses) so that the total operating expenses paid by the Fund’s Institutional Shares (after the voluntary waivers and reimbursements)  will not exceed 1.51% for the fiscal period ending September 30, 2009.  Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through November 30, 2009.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional Shares operating expenses are before anticipated waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$261
3 Years	$802

Under the section entitled “Appendix A: Hypothetical Investment and Expense Information”, please replace the current chart with the following:

FEDERATED PRUDENT BEAR FUND - INSTITUTIONAL SHARES

ANNUAL EXPENSE RATIO: 2.58%

MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$261.12	$10,242.00
2	$10,242.00	$512.10	$10,754.10	$267.44	$10,489.86
3	$10,489.86	$524.49	$11,014.35	$273.91	$10,743.71
4	$10,743.71	$537.19	$11,280.90	$280.54	$11,003.71
5	$11,003.71	$550.19	$11,553.90	$287.33	$11,270.00
6	$11,270.00	$563.50	$11,833.50	$294.28	$11,542.73
7	$11,542.73	$577.14	$12,119.87	$301.41	$11,822.06
8	$11,822.06	$591.10	$12,413.16	$308.70	$12,108.15
9	$12,108.15	$605.41	$12,713.56	$316.17	$12,401.17
10	$12,401.17	$620.06	$13,021.23	$323.82	$12,701.28
Cumulative		$5,581.18		$2,914.72

September 10, 2009

Cusip 314172339

41029 (8/09)